Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Class A
Numerator:
Net income (loss)		$ 5,889,800
Denominator:
Weighted Average Ordinary Shares		10,668,603
Basic net income (loss) per ordinary shares		$ 0.55
Class B
Numerator:
Net income (loss)	$ (8,687)	$ 2,724,802
Denominator:
Weighted Average Ordinary Shares	2,850,155	4,935,622
Basic net income (loss) per ordinary shares	$ 0	$ 0.55